Average Annual Total Returns - Cantor Fitzgerald Commodity Return Strategy Portfolio	12 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended	241 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Apr. 01, 2026 [1]	Dec. 31, 2025	Apr. 01, 2026
Bloomberg Commodity Index Total Return (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.64%		5.73%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%	0.10%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	15.36%	10.28%		5.59%	(0.27%)
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	15.68%	10.61%	14.25%	0.00% [1]
Performance Inception Date	May 01, 2020

[1]	Return represents performance from May 1, 2020 (inception date) to December 31, 2025.